STOCK OPTIONS AND WARRANTS (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		3 years 219 days		2 years 219 days	0 years
Share-based Payment Arrangement, Noncash Expense		$ 381,475	$ 0	$ 69,787	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)		57,895		3,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		69,912		20,000
Restricted Stock [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 265,963		$ 17,750
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 1,731,179
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)				20,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				Shares issued to employees vest monthly over 1 year on the anniversary dates of their grant
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)		57,895		3,333
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 154,178
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		69,912
Restricted Stock Units (RSUs) [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 100,000
2019 Plan [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 4.00		$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		3 years 219 days		2 years 219 days
Share-based Payment Arrangement, Noncash Expense		$ 381,475		$ 69,787
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				2 years 219 days
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 1,628,929
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 1,794,251
2019 Plan [Member] | Minimum [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years
2019 Plan [Member] | Maximum [Member]
STOCK OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	10 years